Convertible Note Payable (Details 1) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Convertible Note Payable Details 1
Interest on convertible notes	$ 21,302	$ 21,172	$ 721
Interest and penalties on related party loans	600	1,170	29,455
Amortization of loan origination costs	16,512	10,272	527
Amortization of beneficial conversion feature	167,829	118,918	4,882
Amortization of OID	10,832	14,384	989
Amortization of warrants		32,973	5,008
Total interest expense	$ 217,075	$ 198,889	$ 41,582